5. STOCKHOLDERS’ EQUITY (Quarterly) (Details Narrative) - USD ($)		1 Months Ended					2 Months Ended	3 Months Ended						6 Months Ended		12 Months Ended
	Jun. 08, 2021	Feb. 18, 2021	May 28, 2020	May 16, 2020	Apr. 16, 2020	Jan. 03, 2020	Jun. 01, 2020	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2021	Jun. 30, 2019	Dec. 31, 2020	Dec. 31, 2019
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized								200,000,000	200,000,000	200,000,000				200,000,000		200,000,000	200,000,000
Preferred stock, shares authorized								1,000,000	1,000,000	1,000,000				1,000,000		1,000,000	1,000,000
Common stock, par value	$ 0.001		$ 0.001	$ 0.001	$ 0.001		$ 0.001	$ 0.001	$ 0.001	$ 0.001				$ 0.001		$ 0.001	$ 0.001
Common stock, shares issued and outstanding								90,989,265	90,964,265	104,425,830				90,989,265		104,964,265	104,425,830
Common Stock, Shares, Outstanding								90,989,265	90,964,265	104,425,830				90,989,265		104,964,265	104,425,830
Preferred stock, shares issued								0	0	0				0		0	0
Preferred stock, shares outstanding								0	0	0				0		0	0
Shares issued for cash, amount										$ 9,075	$ 10,126	$ 63,472	$ 5,197		$ 5,197	$ 4,253	$ 87,870
Shares issued for cash, shares										5,500	4,875	68,732	8,478		8,478
Stock payable								326,351		$ 223,226				$ 326,351		223,226	223,226
Shares issued for services, amount								83,875	68,750							1,853,501
Stock repurchased during period, amount									$ (1)
Increase (Decrease) in Deferred Compensation														$ 103,125
Investor Private Placement
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued for cash, amount						$ 868
Shares issued for cash, shares						532
Shares issued, purchase price per share						$ 1.63
Stock payable						$ 868
Issuance for Cash Two
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued for cash, amount			$ 1,950
Shares issued for cash, shares			1,500
Shares issued for services, value per share			$ 1.30
Issuance for Cash Three
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued for cash, amount			$ 1,436
Shares issued for cash, shares			1,000
Shares issued for services, value per share			$ 1.436
Milestone Management Issuance One
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued for services, value per share					$ 2.00
Shares issued for services, shares					1,500
Shares issued for services, amount					$ 3,000
Milestone Management Issuance Two
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued for services, value per share				$ 1.25
Shares issued for services, shares				4,000
Shares issued for services, amount				$ 5,000
Carsten Falk
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued for services, value per share							$ 3.00
Shares issued for services, shares							500,000
Shares issued for services, amount							$ 1,500,000
Seqoia, Inc. Stock Redemption
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock repurchased during period, shares		14,000,000
Stock repurchased during period, amount		$ 1
Issuance Triton Funds
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued for services, value per share	$ 1.98
Shares issued for services, shares	25,000
Shares issued for services, amount	$ 49,500
Employment Agreement
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Employee Benefit Plan														100,000